UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:10/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

ANNUAL REPORT

OCTOBER 31, 2009

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

Dear Shareholders,

Probably the most common question I get asked by both clients and prospects is, “Greg, which direction do you think the stock market is going in the next quarter, year, or few years?”  My answer is always, “I have no idea, but one thing I do strongly believe is the old adage:  The stock market likes to embarrass the most people it can at any point in time.”

Every year, I attend an annual meeting of convertible bond managers.  One of the rituals is for each professional manager to ‘predict’ what will be the best performing convertible and how the S&P 500 index will perform over the next twelve months.

At the time of the November 2008 meeting, the S&P 500 had crashed over 35% since June, and was down over 38% for the year.  Each of the professional managers gave his or her prediction on what the S&P 500 would do over the next twelve months.  Thanks to a fortunate seating position, I was the last one to make a prediction.

I listened carefully to all of the managers before me predict the S&P 500 would be down 10%, 18%, 42% and so forth for the next twelve months.  In fact, I was astonished that every one of the managers before me predicted the S&P would have another down period in the upcoming 12 months.

When it was my turn to give my prediction, I remembered the old stock market ‘embarrassment’ adage very vividly.  I predicted the S&P 500 would be up 20%!  I heard a few chuckles and even some laughter around the large room.  The moderator asked if I said up or down 20% and I confirmed, UP 20%.

My prediction a year ago was not because I had any idea of where the S&P 500 index would be, but I figured if all the investment professionals were predicting the stock market was going down, they had to be wrong!

What has happened since last year’s meeting of convertible bond managers?  On the day of the dinner, the S&P stood at 904.88.  One year later, on November 5, 2009, it stood at 1,066.63 or up 18% (before dividends).

Does this make me and the Miller Convertible Fund ‘smarter’ than other professional advisors?  No.  What it says is no one really knows which way the stock market is going.  Therefore, trying to time the markets or guess which way they are going is close to impossible.

Would anyone have predicted on November 5, 1999 after the stock market just had a decade of being up 306%, that it would have negative returns of 22% for the next 10 years?  I do not think very many people would have predicted that.

But we do feel the majority of investors, both individual and professional, try to ‘time’ the markets.  However, most of the time, the consensus opinion is wrong.  In fact, what happened at the convertible bond manager conference is not uncommon.  Just the opposite of what everyone thinks will happen, happens many times.

It is interesting to note that two articles in the November 2, 2009 Barron’s magazine are bullish on the future direction of the stock market, even though it has gone up 58% since March 9, 2009.  To quote:

America’s money managers are still bullish about stocks, even after a blistering eight month rally… Nearly 60% of the professional investment managers responding to Barron’s fall Big Money poll say they are bullish or very bullish about the stock market’s prospects through the middle of next year.

A few pages later, another article is titled, “This Bull Isn’t Done.”

Is the stock market going to embarrass us again?  Will the markets be up or down six months from now?

Again, I do not know.  When prospects or clients ask me which way the market is going, I answer them with a question of my own:

Why guess and let the stock market embarrass us, if we don’t have to?

Historically, convertible bonds, deployed with an absolute return seeking strategy, have performed well through both bull and bear markets.  The S&P 500 fell during the first part of the fiscal year ended October 31, 2009 before beginning its ascent in March 2009.  We were pleased with how the Miller Convertible Fund performed during the year ended October 31, 2009.

We appreciate your investment in the Miller Convertible Fund and wish you and your family good health, happiness and prosperity in the coming year.

Very truly yours,

Miller Convertible Fund

Greg Miller CPA, CIO

Fund Manager

1 S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The fund is also subject to non-diversification risk, which means the fund is more vulnerable to events affecting a single issuer.

0093-NLD-1/15/2010

Miller Convertible Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through October 31, 2009*

Total Returns as of October 31, 2009
	One Year	Since Inception*
Miller Conv Fund- Class A, without sales charge	33.75%	1.11%
Miller Conv Fund- Class A, with sales charge of 5.75%	25.99%	(2.08)%
Miller Conv Fund- Class I	34.48%	1.76%
ML All Conv Ex 144A & Mandatory Index	34.77%	(4.85)%

________________

* The Fund commenced operations on December 27, 2007.

The Merrill Lynch All Convertible Excluding 144A and Mandatory Index measures the performance of convertible securities of all corporate sectors with as a pair amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks, converted and 144A securities. Investors cannot directly invest in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds for Class A and Class I are 2.62% and 2.41% respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-441-4434.

Portfolio Holdings by Industry As of October 31,2009	% of Net Assets		% of Net Assets
Healthcare Products	10.07	Distribution/ Wholesale	2.42
Biotechnology	9.82	Transportation	2.41
Oil & Gas	9.54	Commercial Services	2.36
Electrical Component & Equipment	8.59	REITS-Single Tenants	2.28
Telecommunications	6.61	Energy-Alternate Sources	2.09
Diversified Manufacturing	4.60	REITS-Shopping Centers	1.92
Aerospace/Defense	4.51	Software	1.61
Electronics	4.21	Food	1.43
Pharmaceuticals	4.05	Computers	1.22
Coal	3.83	Machinery	0.70
Healthcare- Services	3.29	Forest Products & Paper	0.45
Agriculture	3.19	Short-Term Investments	2.37
Mining Electric	2.93 2.70	Other Assets less Liabilities Total Net Assets	0.80 100.00

Miller Convertible Fund
SCHEDULE OF INVESTMENTS
October 31, 2009
Security	Principal Amount	Interest Rate %	Maturity Date	Market Value

CONVERTIBLE BONDS - 96.83%
AEROSPACE/DEFENSE - 4.51%
AAR Corp.	$ 1,356,000	1.750	2/1/2026	$ 1,308,540
L-3 Communications Holdings, Inc.	500,000	3.000	8/1/2035	508,125
Orbital Sciences Corp.	875,000	2.438	1/15/2027	767,813
Triumph Group, Inc.	425,000	2.625	10/1/2026	458,469
				3,042,947
AGRICULTURE - 3.19%
Archer-Daniels-Midland Co.	2,122,000	0.875	2/15/2014	2,151,177

BIOTECHNOLOGY - 9.82%
Amgen, Inc.	2,041,000	0.375	2/1/2013	2,018,039
Charles River Laboratories International, Inc.	1,070,000	2.250	6/15/2013	1,063,312
Cubist Pharmaceuticals, Inc.	1,395,000	2.250	6/15/2013	1,253,756
Life Technologies Corp.	630,000	1.500	2/15/2024	707,962
OSI Pharmaceuticals, Inc.	1,756,000	3.000	1/15/2038	1,584,790
				6,627,859
COAL - 3.83%
Alpha Natural Resources, Inc.	1,355,000	2.375	4/15/2015	1,273,700
Massey Energy Co.	1,623,000	3.250	8/1/2015	1,310,573
				2,584,273
COMMERCIAL SERVICES - 2.36%
Sotheby's	1,840,000	3.125	6/15/2013	1,589,300

COMPUTERS - 1.22%
EMC Corp.	700,000	1.750	12/1/2011	826,875

DISTRIBUTION/WHOLESALE - 2.42%
Tech Data Corp.	1,600,000	2.750	12/15/2026	1,630,000

DIVERSIFIED MANUFACTURING - 4.60%
Ceradyne, Inc.	1,750,000	2.875	12/15/2035	1,636,250
Smith & Wesson Holding Corp.	1,600,000	4.000	12/15/2026	1,468,000
				3,104,250
ELECTRIC - 2.70%
Unisource Energy Corp.	1,900,000	4.500	3/1/2035	1,819,250

ELECTRICAL COMPONENTS & EQUIPMENT - 8.59%
Energy Conversion Devices, Inc.	1,250,000	3.000	6/15/2013	842,188
EnerSys	1,500,000	3.375	6/1/2038	1,357,500
General Cable Corp.	2,100,000	1.000	10/15/2012	1,979,250
SunPower Corp.	1,840,000	1.250	2/15/2027	1,619,200
				5,798,138
ELECTRONICS - 4.21%
FEI Co.	1,350,000	2.875	6/1/2013	1,434,375
TTM Technologies, Inc.	1,500,000	3.250	5/15/2015	1,404,375
				2,838,750
ENERGY-ALTERNATE SOURCES - 2.09%
Covanta Holding Corp.	1,550,000	1.000	2/1/2027	1,408,562

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009
Security	Principal Amount	Interest Rate %	Maturity Date	Market Value
FOOD - 1.43%
Nash Finch Co.	$ 2,225,000	1.631	3/15/2035	$ 967,875

FOREST PRODUCTS & PAPER - 0.45%
Rayonier, Inc.	288,000	3.750	10/15/2012	300,240

HEALTHCARE-PRODUCTS - 10.07%
Beckman Coulter, Inc.	500,000	2.500	12/15/2036	568,125
Conmed Corp.	1,100,000	2.500	11/15/2024	1,024,375
Henry Schein, Inc.	550,000	3.000	8/15/2034	664,125
Medtronic, Inc.	1,600,000	1.625	4/15/2013	1,564,000
SonoSite, Inc.	1,466,000	3.750	7/15/2014	1,400,030
Wright Medical Group, Inc.	1,915,000	2.625	12/1/2014	1,570,300
				6,790,955
HEALTHCARE-SERVICES - 3.29%
AMERIGROUP Corp.	550,000	2.000	5/15/2012	505,312
Molina Healthcare, Inc.	2,091,000	3.750	10/1/2014	1,714,620
				2,219,932
MACHINERY - 0.70%
AGCO Corp.	500,000	1.250	12/15/2036	471,875

MINING - 2.93%
Kinross Gold Corp.	1,198,000	1.750	3/15/2028	1,226,453
Placer Dome, Inc.	500,000	2.750	10/15/2023	749,375
				1,975,828
OIL & GAS - 9.54%
Bill Barrett Corp.	1,090,000	5.000	3/15/2028	1,058,662
Hornbeck Offshore Services, Inc.	700,000	1.625	11/15/2026	614,950
SEACOR Holdings, Inc.	1,000,000	2.875	12/15/2024	1,138,750
SESI LLC	1,100,000	1.500	12/15/2026	991,375
Transocean, Inc.	1,000,000	1.500	12/15/2037	965,000
Western Refining, Inc.	1,900,000	5.750	6/15/2014	1,669,625
				6,438,362
PHARMACEUTICALS - 4.05%
Medicis Pharmaceutical Corp.	1,782,000	2.500	6/4/2032	1,708,493
Teva Pharmaceutical Finance LLC	900,000	0.250	2/1/2026	1,024,875
				2,733,368
REITS - SHOPPING CENTERS- 1.92%
Boston Properties LP	1,300,000	3.750	5/15/2036	1,298,375

REITS - SINGLE TENANT - 2.28%
National Retail Properties, Inc.	500,000	3.950	9/15/2026	513,125
National Retail Properties, Inc.	1,000,000	5.125	6/15/2028	1,026,250
				1,539,375
SOFTWARE - 1.61%
Informatica Corp.	900,000	3.000	3/15/2026	1,089,000

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009
Security	Principal Amount	Interest Rate %	Maturity Date	Market Value
TELECOMMUNICATIONS - 6.61%
Anixter International, Inc.	$ 1,100,000	1.000	2/15/2013	$ 1,013,375
Arris Group, Inc.	1,125,000	2.000	11/15/2026	1,058,850
NII Holdings, Inc.	1,300,000	2.750	8/15/2025	1,291,875
RF Micro Devices, Inc.	1,300,000	1.000	4/15/2014	1,096,875
				4,460,975
TRANSPORTATION - 2.41%
Bristow Group, Inc.	2,020,000	3.000	6/15/2038	1,628,625

TOTAL CONVERTIBLE BONDS
( Cost - $60,964,415)				65,336,166

SHORT-TERM INVESTMENTS - 2.37%		Shares	Interest Rate
Milestone Treasury Obligations Portfolio- Institutional Class		1,599,665	0.010%+	1,599,665
TOTAL SHORT-TERM INVESTMENTS				1,599,665
( Cost - $1,599,665)

TOTAL INVESTMENTS - 99.20%
( Cost - $62,564,080)				66,935,831
OTHER ASSETS LESS LIABILITIES - 0.80%				538,102
NET ASSETS - 100.00%				$ 67,473,933
_____________
+Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.
REIT - Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $62,564,080)	$ 66,935,831
Dividends and Interest Receivable	529,880
Receivable for Fund Shares Sold	57,768
Prepaid Expenses and Other Assets	50,758
Total Assets	67,574,237

Liabilities:
Accrued Advisory Fees	40,236
Accrued Distribution Fees	24,134
Accrued Fees Payable to Other Affiliates	12,920
Accrued Expenses and Other Liabilities	23,014
Total Liabilities	100,304

Net Assets	$ 67,473,933

Composition of Net Assets:
At October 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 62,695,681
Accumulated Net Investment Income	1,397,163
Accumulated Net Realized Loss From Security Transactions	(990,662)
Net Unrealized Appreciation on Investments	4,371,751
Net Assets	$ 67,473,933

Net Asset Value Per Share
Class A Shares
Net Assets	$ 57,729,991
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,723,560
Net Asset Value and Redemption Price per Share
($57,729,991 / 5,723,560)	$ 10.09
Offering Price Per Share ($10.09 / .9425)	$ 10.71

Class I Shares
Net Assets	$ 9,743,942
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	956,376
Net Asset Value; Offering and Redemption Price per Share
($9,743,942 / 956,376)	$ 10.19

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2009

Investment Income:
Interest Income	$ 1,986,295
Total Investment Income	1,986,295

Expenses:
Investment Advisory Fees	265,237
Distribution Fees (Class A)	144,619
Administration Fees	42,000
Transfer Agent Fees	39,925
Fund Accounting Fees	38,129
Registration & Filing Fees	25,002
Legal Fees	23,072
Printing Expense	19,689
Trustees' Fees	16,959
Audit Fees	16,451
Chief Compliance Officer Fees	10,963
Custody Fees	3,651
Insurance Expense	3,498
Miscellaneous Expenses	1,902
Total Expenses	651,097
Less: Fees Waived by Adviser	(67,385)
Net Expenses	583,712
Net Investment Income	1,402,583

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	458,751
Net Change in Unrealized Appreciation on Investments	7,356,606
Net Realized and Unrealized Gain on Investments	7,815,357

Net Increase in Net Assets Resulting From Operations	$ 9,217,940

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Operations:
Net Investment Income	$ 1,402,583	$ 120,392
Net Realized Gain (Loss) on Investments	458,751	(1,391,288)
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,356,606	(2,984,855)
Net Increase (Decrease) in Net Assets
Resulting From Operations	9,217,940	(4,255,751)

Distributions to Shareholders From:
Net Investment Income
Class A ($0.09 and $0.00 per share, respectively)	(176,616)	-
Class I ($0.11 and $0.00 per share, respectively)	(7,321)	-
Total Distributions to Shareholders	(183,937)	-

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (4,415,591 and 2,617,280 shares, respectively)	39,454,411	25,903,246
Distributions Reinvested (20,525 and 0 shares, respectively)	162,558	-
Cost of Shares Redeemed (503,229 and 826,607 shares, respectively)	(4,570,951)	(8,112,281)
Total Class A Shares	35,046,018	17,790,965
Class I
Proceeds from Shares Issued (917,712 and 54,797 shares, respectively)	9,464,514	550,304
Distributions Reinvested (918 and 0 shares, respectively)	7,321	-
Cost of Shares Redeemed (17,051 and 0 shares, respectively)	(163,441)	-
Total Class I Shares	9,308,394	550,304

Total Beneficial Interest Transactions	44,354,412	18,341,269

Increase in Net Assets	53,388,415	14,085,518

Net Assets:
Beginning of Period	14,085,518	-
End of Period (Includes undistributed net investment
income of $1,397,163 and $120,392 respectively)	$ 67,473,933	$ 14,085,518
______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Net Asset Value, Beginning of Period	$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	2.17	(2.44)
Total from operations	2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.09)	-
Net realized gains	-	-
Total distributions	(0.09)	-

Net Asset Value, End of Period	$ 10.09	$ 7.63

Total Return (b)	33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement	1.95%	2.86%	(c)
net of reimbursement	1.75%	1.75%	(c)
Ratio of net investment income to average net assets	4.17%	1.01%	(c)
Portfolio turnover rate	60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Net Asset Value, Beginning of Period	$ 7.68	$ 10.00
Increase from operations:
Net investment income (a)	0.44	0.13
Net gain (loss) from securities
(both realized and unrealized)	2.18	(2.45)
Total from operations	2.62	(2.32)
Distributions to shareholders from:
Net investment income	(0.11)	-
Net realized gains	-	-
Total distributions	(0.11)	-

Net Asset Value, End of Period	$ 10.19	$ 7.68

Total Return (b)	34.48%	(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,744	$ 421
Ratio of expenses to average net assets,
before reimbursement	1.65%	2.65%	(c)
net of reimbursement	1.21%	1.00%	(c)
Ratio of net investment income to average net assets	4.69%	1.73%	(c)
Portfolio turnover rate	60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund commenced operations on December 27, 2007. The Fund issues two classes of shares designated as Class A and Class I.  Each class represents an interest in the same assets of the Fund except that Class A is subject to sales load of 5.75% and an ongoing annual distribution charge of 0.50%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds*	$ -	$65,336,166	$ -	$65,336,166
Short-Term Investments	1,599,665	-	-	1,599,665
Total	$1,599,665	$65,336,166	$ -	$66,935,831

                                                                    The Fund did not hold any Level 3 securities during the period.

                                                                    *Please refer to the Schedule of Investments for Industry classifications

The Fund adopted the financial accounting reporting rules as required by the Derivative and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  During the year ended October 31, 2009, the Fund had a net realized loss of $67,015 resulting from the expiration of a purchased put option on an equity security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on returns filed for open tax years (2008), or expected to be taken in the Fund’s 2009 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2009, the Fund did not incur any interest or penalties

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  Prior to March 1, 2009, the annual advisory fee rate was 1.00% of the average daily net assets of the Fund.  For the year ended October 31, 2009, the Adviser earned advisory fees of $265,237.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until February 28, 2010, so that the total annual operating expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009

such as litigation) do not exceed 1.75% and 1.25% of the average daily net assets of Class A and Class I, respectively.  Prior to March 1, 2009, the Adviser had contractually agreed to limit the total annual expense ratio of Class I shares to 1.00% of its average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were waived or recouped.  During the year ended October 31, 2009, the Adviser waived fees of $67,385.  Cumulative expenses subject to recapture by the Adviser amounted to $199,023 at October 31, 2009, and will expire October 31 of the years indicated below:

2011	2012
$131,638	$67,385

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the year ended October 31, 2009, GFS received $5,399 for providing such service.

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended October 31, 2009, the Fund incurred expenses of $10,963 for compliance services pursuant to the Trust’s Agreement with NLCS.

A certain officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund(s) as follows:

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended October 31, 2009, GemCom received $7,214 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Prior to April 1, 2009, the Plan permitted Class A shares to pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%.  For the year ended October 31, 2009, the Fund incurred distribution fees of $144,619.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2009, amounted to $62,526,875 and $19,953,285, respectively.  The cost basis of securities for federal income tax purposes was $62,358,182.  Gross unrealized appreciation and depreciation on investments as of October 31, 2009 aggregated $5,044,991 and $467,342, respectively.

5.

TAX INFORMATION

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,026,329
Undistributed long-term capital gain	─
Total distributable earnings	$1,026,329
Capital loss carryforward	(825,726)
Unrealized appreciation	4,577,649
Total accumulated earnings	$4,778,252

The difference between book basis and tax basis distributable earnings and unrealized depreciation is attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

At October 31, 2009, the Fund had $825,726 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through October 31, 2016.

6.

 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  The Fund is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on December 31, 2009 and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Miller Convertible Fund and the

Board of Trustees of Miller Investment Trust

We have audited the accompanying statement of assets and liabilities of Miller Convertible Fund, a series of Miller Investment Trust, including the schedule of investments, as of October 31, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period December 21, 2007 (commencement of operations) to October 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Miller Convertible Fund as of October 31, 2009, the results of its operations for the year then ended, and the statement of changes in its net assets and the financial highlights for the year then ended and the period December 21, 2007 to October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 31, 2009

Miller Convertible Fund

TRUSTEES AND OFFICERS (Unaudited)

October 31, 2009

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely..

Independent Trustees:

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
Neal Chorney Age 61 c/o Sunrise Financial Group 900 Chapel Street, 6th Fl New Haven, CT 06510 Trustee * Since 2007	Vice President – Direct Lending, Sunrise Financial LLC (2006 – Present) (commercial real estate lending); Vice President – Loan Review, The Bank of Southern Connecticut (2003 – 2006) (community bank); Self-Employed (2002 – 2003) (banking consultant)	1	None
Daniel Mainzer Age 46 KLR & Co 800 S. Street, Suite 300 Waltham, MA 0453 Trustee * Since 2007	Principal, KLR & Co (2009 –Present), Partner, Sullivan Shuman & Freedberg LLC (2002 – 2009) (certified public accounting firms)	1	None
Michael Blank Age 59 c/o Braintree Street Realty 119 Braintree Street, Suite 502 Boston, MA 02134 Trustee* Since 2009	Principal, Braintree Street Realty, LLC (1986-Present), Principal, Rivermoor Realm Trust (1991-Present), Co-Owner/Senior Vice President, Arthur Blank & Co., Inc. (1974-2007	1	Board of Directors JNF New England

Interested Trustees and Officers:

Greg Miller*** Age 60 c/o Wellesley Investment Advisors, Inc. 20 William Street Wellesley, MA 02481 Trustee, President and Treasurer* Since 2007	Chief Executive Officer and Registered Investment Advisor, Wellesley Investment Advisors, Inc. (1991 – Present) (registered investment advisory firm)	1	None

Miller Convertible Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

October 31, 2009

Interested Trustees and Officers (Continued):

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Darlene Murphy Age 47 c/o Sudbury Wealth Management 22 Union Avenue, Suite 6 Sudbury, MA 01776 Secretary Since 2007	President, Sudbury Wealth Management. (2009 – Present) President, Wellesley Investment Advisors, Inc. (1985 – 2009) (registered investment advisory firm)	1	None
Michael J. Wagner Age 59 450 Wireless Blvd. Hauppauge, NY 11788 Chief Compliance Officer * Since 2007

 President (2006 – Present) and Senior Vice President (2004 – 2006), Northern Lights Compliance Services, LLC (provides CCO services to mutual funds); Vice President, GemCom, LLC (2004 – Present) (provides Edgar services to mutual funds); President (2004 – 2006) and Chief Operating Officer (2003 – 2006), Gemini Fund Services, LLC (provides administration, transfer agency, and fund accounting services to mutual funds); Senior Vice President – Fund Accounting, Orbitex Fund Services (2001 – 2002) (predecessor to Gemini Fund Services, LLC; provides administration, transfer agency, and fund accounting services to mutual funds)

		1	None

*     The term of office for each Trustee and Officer listed above will continue indefinitely.

**   The term “Fund Complex” refers to the Miller Investment Trust.

*** Greg Miller is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with Wellesley Investment Advisors, Inc. (the Funds' Advisor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-441-4434.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

October 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/09)	Ending Account Value (10/31/09)	Expenses Paid During the Period* (5/1/09 to 10/31/09)
Actual
Class A	$1,000.00	$1,157.11	$9.51
Class I	$1,000.00	$1,159.28	$6.59
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.38	$8.89
Class I	$1,000.00	$1,019.11	$6.16

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75% for Class A and 1.21%  for Class I multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended October 31, 2009).

Miller Convertible Fund

ADDITIONAL INFORMATION (Unaudited)

Renewal of the Investment Advisory Agreement

In connection with a meeting of the Board of Trustees of the Trust held on October 30, 2009 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Wellesley Investment Advisors, Inc. (“the “Adviser”), on behalf of the Miller Convertible Fund (the “Fund”).  In considering the Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s Form ADV, and information regarding the Adviser’s efforts in the area of compliance and brokerage allocation.  The Trustees discussed the Adviser’s personnel, and the high level of service provided by them.  The also discussed the financial strength of the Adviser.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Performance of the Adviser.   The Trustees then reviewed the performance of the Fund from inception through September 30, 2009, noting the Fund had outperformed its peer group of funds and the benchmark for the period noted.  The Trustees further noted that the Fund had outperformed its peer funds for its last fiscal year.  The Trustees concluded that the Adviser had delivered very good investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least February 28, 2010 to ensure that the Fund’s  annual operating expenses will not exceed 1.75% and 1.00% for Class A shares and Class I shares, respectively. It was the consensus of the Board that, based on the highly specialized nature of the Fund, and the Adviser’s unique experience and expertise in the area, and the fees charged by the Adviser to its other clients, the management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the profits realized by the Adviser, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees paid to the Adviser.  It was the consensus of the Trustees that the Adviser’s relationship with the Fund was not overly profitable.

Economies of Scale. The Trustees concluded that, based on current asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the renewal of the Management Agreement.

NOTICE OF PRIVACY POLICY AND PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board has determined, based on questionnaires completed by the Audit Committee members, that no one on the committee satisfies the definition of "financial expert;" however the Board also determined that collectively the Audit Committee members have the requisite knowledge and experience to perform the Audit Committee duties.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 14,400

FY 2008

$ 12,500

(b)

Audit-Related Fees

FY 2009

$ 0

FY 2008

$ 0

Tax Fees

(c)

FY 2009

            $ 2,600

FY 2008

            $ 2,500

(d)

All Other Fees

FY 2009

$ 0

FY 2008

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2009 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2009

$2,600

              $ None

FY 2008

$2,500

              $ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2009

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of  Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller, President and Treasurer

Date

1/11/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

      Greg Miller, President and Treasurer

Date

1/11/10